OTHER NON-CURRENT ASSETS (Details)		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
OTHER NON-CURRENT ASSETS
Prepayments for land use right		¥ 26,550,000
Other	[1]	4,280,304		¥ 6,522,561
Other non-current assets		¥ 30,830,304	$ 4,724,951	¥ 6,522,561

[1]	Other mainly include deposits and prepayments for equipment.